Amplify International Online Retail ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Description	Shares	Value

COMMON STOCKS - 99.8%
Banking - 7.8%
Bank BTPN Syariah Tbk PT	371,700	$70,418
Bank Jago Tbk PT (a)	107,800	76,857
NU Holdings Ltd. - Class A (a) (b)	14,055	59,172
TCS Group Holding PLC - GDR (a) (c) (d)	2,536	–
		206,447
Digital Assets - 5.0%
Danal Co. Ltd. (a)	11,540	66,179
Huobi Technology Holdings Ltd. (a) (d)	125,500	66,827
		133,006
Fintech Software - 3.4%
Bairong, Inc. (a) (e)	43,500	49,762
Linklogis, Inc. - Class B (a) (e)	53,000	39,295
		89,057
Insurance - 4.8%
Fanhua, Inc. - ADR	8,110	42,699
Ping An Insurance Group Co. of China Ltd. - Class H	7,500	44,141
Renaissance Insurance Group JSC (a) (c)	196,320	–
ZhongAn Online P&C Insurance Co. Ltd. - Class H (a) (e)	15,400	39,158
		125,998
Investment & Trading - 9.0%
Futu Holdings Ltd. - ADR (a)	2,715	112,944
Up Fintech Holding Ltd. - ADR (a) (b)	13,120	49,594
XP, Inc. - Class A (a)	3,470	73,217
		235,755
Lending & Credit - 10.8%
360 DigiTech, Inc. - ADR	3,510	50,965
Cango, Inc. - ADR	22,385	60,439
CNFinance Holdings Ltd. - ADR (a)	1,906	4,441
FinVolution Group - ADR	13,685	57,340
Kaspi.KZ JSC - GDR (d)	1,315	69,038
Lufax Holding Ltd. - ADR	9,455	43,304
		285,527
Marketplace - 2.4%
Yixin Group Ltd. (a) (e)	518,000	64,008
Payment - 54.6%
Alibaba Group Holding Ltd. (a)	4,500	53,370
Dlocal Ltd. (a)	3,645	101,258
EVERTEC, Inc.	2,205	85,973
Fawry for Banking & Payment Technology Services SAE (a)	346,624	57,343
Forth Smart Service PCL - NVDR	133,980	71,340
Grab Holdings Ltd. (a)	30,310	89,414
Green World FinTech Service Co. Ltd.	5,040	68,174
Jumia Technologies AG - ADR (a) (b)	11,245	61,960
Kakaopay Corp. (a)	985	47,692
Kginicis Co. Ltd.	6,400	67,986
Lesaka Technologies, Inc. (a)	17,155	94,867
MercadoLibre, Inc. (a)	85	69,165
Network International Holdings PLC (a) (e)	26,120	63,825
Pagseguro Digital Ltd. - Class A (a)	5,695	61,791
PAX Global Technology Ltd.	103,000	96,441
QIWI PLC - ADR (c)	22,528	–
Sea Ltd. - ADR (a)	1,025	78,228
StoneCo Ltd. - Class A (a)	8,940	85,645
Tencent Holdings Ltd.	1,200	46,900
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	47,000	96,115
Yeahka Ltd. (a)	19,600	43,146
		1,440,633
Real Estate Services - 2.0%
KE Holdings, Inc. - ADR (a)	3,765	53,124
Total Common Stocks (Cost $4,525,532)		2,633,555

MONEY MARKET FUNDS - 0.2%
Invesco Government & Agency Portfolio - Institutional Class - 1.64% (f)	5,434	5,434
Total Money Market Funds (Cost $5,434)		5,434

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.7%
First American Government Obligations Fund - Class X - 1.94% (f)	178,018	178,018
Total Investments Purchased with Proceeds from Securities Lending (Cost $178,018)		178,018
Total Investments - 106.7%
(Cost $4,708,984)		$2,817,007

Percentages are based on Net Assets of $2,639,298.
ADR -	American Depositary Receipt
GDR -	Global Depositary Receipt
NVDR -	Non-Voting Depositary Receipt
(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of July 31, 2022. Total value of securities out on loan is $165,480 or 6.3% of net assets.
(c)	Illiquid security. At July 31, 2022, the value of this security amounted to $0 or 0.0% of net assets.
(d)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2022 the value of these securities amounted to $135,865 or 5.1% of net assets.

(e)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities, according to the Fund’s liquidity guidelines. At July 31, 2022 the value of these securities amounted to $256,048 or 9.7% of net assets.

(f)	Seven-day yield as of July 31, 2022.

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The following describes the levels of the fair value hierarchy:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Funds to measure fair value for the period ended July 31, 2022 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended July 31, 2022, there have been no significant changes to the Fund's fair valuation methodologies.

Common stocks, preferred stock, and other equity securities listed on any national or foreign exchange (excluding Nasdaq) and the London Stock Exchange Alternative Investment Market (“AIM”) will be valued at the last price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable NAV, with the exception of exchange-traded open-end and closed-end investment companies which are priced as equity securities. Exchange-traded options will be valued at the current mean price where such contracts are principally traded. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Fixed income securities will be valued using the mean price. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at the current market price. If there is no current market price available then the securities will be valued at cost and adjusted for amortization of premiums and accretions of discounts. Swaps will be valued by using the market close price of the underlying holdings. If there is no market price available, then the securities will be valued at the last price.

If no quotation is available from either a pricing service, or one or more brokers or if the pricing committee has reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith by the pricing committee, pursuant to procedures established under the general supervision and responsibility of the Fund’s Board of Trustees (the “Board”).

The following is a summary of the fair valuations according to the inputs used to value the Fund's investments as of July 31, 2022:

Category
Investments in Securities
Assets
Level 1
Common Stocks
Argentina	$69,165
Brazil	375,940
China	741,686
Egypt	57,343
Germany	61,960
Hong Kong	276,212
Indonesia	147,275
Kazakhstan	69,038
Puerto Rico	85,973
Singapore	167,643
South Africa	94,867
South Korea	181,856
Taiwan	68,174
Thailand	71,340
United Arab Emirates	63,825
Urugay	101,258
Money Market Funds
United States	5,434
Investments Purchased with Proceeds from Securities Lending
United States	178,018
Total Level 1	2,817,007
Level 2	-
Total Level 2	-
Level 3	-
Common Stocks
Cyprus	0
Russia	0
Total Level 3	0
Total	$2,817,007

See the Schedule of Investments for further disaggregation of investment categories.

For the period ended July 31, 2022, there were no transfers into or out of Level 3 for the Fund. Below is a reconciliation of securities in Level 3 for the Fund.

EMFQ	Balance as of 10/31/2021	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases/ Acquisition	Sales	Corporate Action	Transfers In/Out of Level 3	Balance as of 07/31/2022	Net Change in Unrealized Appreciation (Depreciation) on Securities held at 07/31/2022
Common Stocks	$-	$-	$-	$-	$-	$-	$-	$0	$-

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

EMFQ			Fair Value as of 07/31/22	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input
Common Stocks			$-	Last Avalible Price	No Market Activity	-

Secured Borrowings (Unaudited)
The Funds adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.
As of July 31, 2022, the Fund had loaned securities and received cash collateral for the loans. The cash collateral is invested by the Securities Lending Agent in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent.